EMPLOYEES CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Severance Pay [Abstract]
Term for description of severance pay	1 month
Rate of entitled monthly deposit from the monthly salary	8.33%
Severance expenses	$ 5,709	$ 4,744	$ 4,322
401(k) Plan [Member]
Severance Pay [Abstract]
Severance expenses	$ 1,169	$ 1,143	$ 881
Defined Contribution Plan [Abstract]
Percentage of employee contribution, maximum	100.00%
Employer matching contribution	50.00%
Employee's eligible compensation	6.00%